Prepaid expenses	6 Months Ended
Jun. 30, 2024
Prepaid expenses and accrued income
Prepaid expenses

9.Prepaid expenses

Prepaid expenses include prepaid R&D costs, administrative costs and employee social obligations totaling CHF 3.9 million and CHF 6.4 million as of June 30, 2024 and December 31, 2023, respectively.